Note 12 - Available for sale Financial Assets - Available for sale financial assets debt securities (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 65,273		€ 73,985	€ 106,234
Unrealized Gains debt securities available for sale financial assets	1,567		1,601	3,354
Unrealized losses debt securities available for sale financial assets	(589)		(1,006)	(1,278)
Fair Value	66,251		74,580	108,310
Issued in Euros [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	22,765	[1]	22,427	38,763
Unrealized Gains debt securities available for sale financial assets	791		711	2,078
Unrealized losses debt securities available for sale financial assets	(17)		(18)	(41)
Fair Value	23,539		23,119	40,799
Issued in Euros [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,951	[1]	2,305	4,737
Unrealized Gains debt securities available for sale financial assets	114		117	144
Unrealized losses debt securities available for sale financial assets	0		(1)	(11)
Fair Value	2,066		2,421	4,869
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	[1]	0	0
Unrealized Gains debt securities available for sale financial assets	0		0	0
Unrealized losses debt securities available for sale financial assets	0		0	0
Fair Value	0		0	0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	891	[1]	986	2,702
Unrealized Gains debt securities available for sale financial assets	72		82	94
Unrealized losses debt securities available for sale financial assets	0		0	0
Fair Value	962		1,067	2,795
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,061	[1]	1,319	2,035
Unrealized Gains debt securities available for sale financial assets	43		36	50
Unrealized losses debt securities available for sale financial assets	0		(1)	(11)
Fair Value	1,103		1,354	2,074
Total domestic [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	24,716		24,731	43,500
Unrealized Gains debt securities available for sale financial assets	906		828	2,221
Unrealized losses debt securities available for sale financial assets	(17)		(19)	(53)
Fair Value	25,605		25,540	45,668
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	40,557		49,253	62,734
Unrealized Gains debt securities available for sale financial assets	661		773	1,132
Unrealized losses debt securities available for sale financial assets	(572)		(987)	(1,226)
Fair Value	40,647		49,040	62,641
Mexico [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	9,755		11,525	12,627
Unrealized Gains debt securities available for sale financial assets	45		19	73
Unrealized losses debt securities available for sale financial assets	(142)		(343)	(235)
Fair Value	9,658		11,200	12,465
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	8,101		9,728	10,284
Unrealized Gains debt securities available for sale financial assets	34		11	70
Unrealized losses debt securities available for sale financial assets	(120)		(301)	(160)
Fair Value	8,015		9,438	10,193
Mexico [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,654		1,797	2,343
Unrealized Gains debt securities available for sale financial assets	11		8	4
Unrealized losses debt securities available for sale financial assets	(22)		(42)	(75)
Fair Value	1,643		1,763	2,272
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0	0
Unrealized Gains debt securities available for sale financial assets	0		0	0
Unrealized losses debt securities available for sale financial assets	0		0	0
Fair Value	0		0	0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	212		86	260
Unrealized Gains debt securities available for sale financial assets	1		2	1
Unrealized losses debt securities available for sale financial assets	(3)		(1)	(7)
Fair Value	209		87	254
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,442		1,710	2,084
Unrealized Gains debt securities available for sale financial assets	10		6	3
Unrealized losses debt securities available for sale financial assets	(19)		(41)	(68)
Fair Value	1,434		1,675	2,019
The United States [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	12,479		14,256	13,890
Unrealized Gains debt securities available for sale financial assets	36		48	63
Unrealized losses debt securities available for sale financial assets	(198)		(261)	(236)
Fair Value	12,317		14,043	13,717
The United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	8,625		8,460	6,817
Unrealized Gains debt securities available for sale financial assets	8		9	13
Unrealized losses debt securities available for sale financial assets	(133)		(131)	(41)
Fair Value	8,500		8,337	6,789
The United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,052		1,702	2,188
Unrealized Gains debt securities available for sale financial assets	0		1	4
Unrealized losses debt securities available for sale financial assets	(34)		(19)	(15)
Fair Value	3,018		1,683	2,177
The United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,573		6,758	4,629
Unrealized Gains debt securities available for sale financial assets	8		8	9
Unrealized losses debt securities available for sale financial assets	(99)		(112)	(26)
Fair Value	5,482		6,654	4,612
The United States [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,854		5,797	7,073
Unrealized Gains debt securities available for sale financial assets	28		39	50
Unrealized losses debt securities available for sale financial assets	(65)		(130)	(195)
Fair Value	3,817		5,706	6,927
The United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0	0
Unrealized Gains debt securities available for sale financial assets	0		0	0
Unrealized losses debt securities available for sale financial assets	0		0	0
Fair Value	0		0	0
The United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	56		95	71
Unrealized Gains debt securities available for sale financial assets	1		2	5
Unrealized losses debt securities available for sale financial assets	0		0	(1)
Fair Value	57		97	75
The United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,798		5,702	7,002
Unrealized Gains debt securities available for sale financial assets	26		37	45
Unrealized losses debt securities available for sale financial assets	(65)		(130)	(194)
Fair Value	3,759		5,609	6,852
Turkey [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,052		5,550	13,414
Unrealized Gains debt securities available for sale financial assets	48		73	116
Unrealized losses debt securities available for sale financial assets	(115)		(180)	(265)
Fair Value	4,985		5,443	13,265
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,033		5,055	11,801
Unrealized Gains debt securities available for sale financial assets	48		70	111
Unrealized losses debt securities available for sale financial assets	(114)		(164)	(231)
Fair Value	4,967		4,961	11,682
Turkey [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	19		495	1,613
Unrealized Gains debt securities available for sale financial assets	1		2	4
Unrealized losses debt securities available for sale financial assets	(1)		(16)	(34)
Fair Value	19		482	1,584
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0	0
Unrealized Gains debt securities available for sale financial assets	0		0	0
Unrealized losses debt securities available for sale financial assets	0		0	0
Fair Value	0		0	0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	19		448	1,452
Unrealized Gains debt securities available for sale financial assets	0		2	3
Unrealized losses debt securities available for sale financial assets	(1)		(15)	(30)
Fair Value	19		436	1,425
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		47	162
Unrealized Gains debt securities available for sale financial assets	0		0	1
Unrealized losses debt securities available for sale financial assets	0		(1)	(4)
Fair Value	0		46	159
Other countries [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	13,271		17,923	22,803
Unrealized Gains debt securities available for sale financial assets	533		634	881
Unrealized losses debt securities available for sale financial assets	(117)		(203)	(490)
Fair Value	13,687		18,354	23,194
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,774		7,882	9,778
Unrealized Gains debt securities available for sale financial assets	325		373	653
Unrealized losses debt securities available for sale financial assets	(77)		(98)	(76)
Fair Value	7,022		8,156	10,356
Other countries [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,497		10,041	13,025
Unrealized Gains debt securities available for sale financial assets	208		261	227
Unrealized losses debt securities available for sale financial assets	(40)		(105)	(414)
Fair Value	6,664		10,197	12,838
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,330		1,657	2,277
Unrealized Gains debt securities available for sale financial assets	2		4	0
Unrealized losses debt securities available for sale financial assets	(1)		(2)	(4)
Fair Value	1,331		1,659	2,273
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,535		3,269	3,468
Unrealized Gains debt securities available for sale financial assets	139		96	108
Unrealized losses debt securities available for sale financial assets	(19)		(54)	(88)
Fair Value	2,654		3,311	3,488
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,632		5,115	7,280
Unrealized Gains debt securities available for sale financial assets	66		161	119
Unrealized losses debt securities available for sale financial assets	(19)		(49)	(322)
Fair Value	2,679		5,227	7,077
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	65,273		73,985	106,234
Unrealized Gains debt securities available for sale financial assets	1,567		1,601	3,354
Unrealized losses debt securities available for sale financial assets	(589)		(1,006)	(1,278)
Fair Value	€ 66,251		€ 74,580	€ 108,310

[1]	(*) Th e amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.